As filed with the Securities and Exchange Commission on March 31, 2010

File Nos. 333-124761 and 811-21764

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9

WINTERGREEN FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 E. Michigan Street

Milwaukee, WI 53202

(Address of Principal Executive Offices) (Zip Code)

(888) 468-6473

(Registrant’s Telephone Number, Including Area Code)

Steven Graff

Wintergreen Advisers, LLC

333 Route 46 West, Suite 204

Mountain Lakes, NJ 07046

(Name and Address of Agent for Service)

Copies to:

Patricia A. Poglinco

Seward & Kissel LLP

One Battery Park Plaza

New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).

☒            on April 30, 2010 pursuant to paragraph (b).

☐            60 days after filing pursuant to paragraph (a)(1).

☐            on (date) pursuant to paragraph (a)(1).

☐            75 days after filing pursuant to paragraph (a)(2).

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☒            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 5 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on February 1, 2010 and pursuant to Rule 485(a)(2) would have become effective on April 2, 2010.

This Post-Effective Amendment No. 6 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2010 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and State of New York, on the 31st day of March, 2010.

WINTERGREEN FUND, INC.

By:	/s/ Richard J. Berthy
Name: Richard J. Berthy
Title: President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and date(s) indicated.

Signature	Title	Date
Principal Executive Officer Richard J. Berthy	President	March 31, 2010

By: /s/ Richard J. Berthy
Name: Richard J. Berthy

Principal Financial and Accounting Officer Trudance L.C. Bakke	Treasurer	March 31, 2010

By: /s/ Trudance L.C. Bakke
Name: Trudance L.C. Bakke

Director Edward Prendeville	Director	March 31, 2010

By: /s/ Richard J. Berthy
Name: Richard J. Berthy Title: Attorney in Fact*

Director Nathan Adler	Director	March 31, 2010

By: /s/ Richard J. Berthy
Name: Richard J. Berthy Title: Attorney in Fact*

Director Bradden Backer	Director	March 31, 2010

By: /s/ Richard J. Berthy
Name: Richard J. Berthy Title: Attorney in Fact*

Director John Wakely	Director	March 31, 2010

By: /s/ Richard J. Berthy
Name: Richard J. Berthy Title: Attorney in Fact*

Director John Keffer	Director	March 31, 2010

By: /s/ Richard J. Berthy
Name: Richard J. Berthy Title: Attorney in Fact*

*	Pursuant to powers of attorney previously filed as Other Exhibit to this Registration Statement.